13. STOCK OPTIONS (Details 3)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Dividend yield	0.00%	0.00%
Expected life	1 year
Expected volatility	125.00%
Risk free interest rate	2.00%
Stock Options
Dividend yield	0.00%
Expected life	3 years
Expected volatility	125.00%
Risk free interest rate	2.00%